Incorporated herein by reference is a supplement to the prospectuses of MFS International New Discovery Fund, MFS Research Fund, and MFS Total Return Fund, each a series of MFS Series Trust V (File No. 2-38613), as well as to the prospectuses of MFS Blended Research Core Equity Fund and MFS Mid Cap Value Fund, each a series of MFS Series Trust XI (File No. 33-68310), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000438).